Mineral Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Mineral Properties, Plant, and Equipment

11. Mineral Properties, Plant, and Equipment

		December 31, 2023			December 31, 2022
		Cost	Accumulated Depreciation	Carrying Value	Cost	Accumulated Depreciation	Carrying Value
Producing:
Mexico	Las Chispas	$281,371	$(37,130)	$244,241	221,280	(7,884)	213,396

Non-Producing:
Mexico	Other	2,748	(261)	$2,487	331	(280)	51
Canada	Other	58	(58)	$-	15,328	(677)	14,651
		2,806	(319)	2,487	15,659	(957)	14,702
Total		$284,177	$(37,449)	$246,728	$236,939	$(8,841)	$228,098